Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Maturity Profile and Exposure of Non-Current Borrowings
The maturity profile of the Company’s non-current borrowings, including lease liabilities, is presented below:

	2024	2023
Loans from related parties
Between 1 and 2 years	$13,298	$—
Between 2 and 3 years	189,683	40,333
Between 3 and 4 years	—	35,929
Between 4 and 5 years	155,241	—
Over 5 years	—	—
Total loans from related parties	$358,222	$76,262

Lease liabilities
Between 1 and 2 years	$7,950	$8,777
Between 2 and 3 years	6,936	8,576
Between 3 and 4 years	5,524	5,406
Between 4 and 5 years	6,338	3,986
Over 5 years	29,219	26,999
Total lease liabilities	$55,967	$53,744
Total non-current borrowings	$414,189	$130,006
The table below summarizes the maturity profile of financial liabilities at December 31, 2024 based on contractual undiscounted payments.

	Less than 6 months	6 to 12 months	1 to 5 years	>5 years	Total
Loans from related parties	$11,446	$7,135	$397,591	$—	$416,172
Loans from third parties	25,143	—	—	—	25,143
Lease liabilities	6,974	6,974	37,286	37,440	88,674
Derivative financial instruments	2,210	3,436	26,261	—	31,907
Other non-current liabilities	—	—	—	—	—
Trade and other payables	148,558	—	—	—	148,558
	$194,331	$17,545	$461,138	$37,440	$710,454
The table below summarizes the maturity profile of financial liabilities at December 31, 2023 based on contractual undiscounted payments.
25. Financial risk management objectives and policies (continued)

	Less than 6 months	6 to 12 months	1 to 5 years	>5 years	Total
Loans from related parties	$4,676	$269,876	$80,457	$—	$355,009
Loans from third parties	—	—	—	—	—
Lease liabilities	6,053	6,053	34,403	26,824	73,333
Derivative financial instruments	2,706	16,621	—	—	19,327
Other non-current liabilities	—	—	114	—	114
Trade and other payables	162,696	—	—	—	162,696
	$176,131	$292,550	$114,974	$26,824	$610,479

Disclosure of Sensitivity Analysis
The following table demonstrates the sensitivity of the Company’s profit before income tax to reasonable changes in foreign exchange rates (after taking into consideration the impact of outstanding economic hedges in place for Euro denominated borrowings and other obligations), with all other variables held constant:

Year Ended	Decrease in USD:Euro FX Rate	Effect on profit before tax (-/+)	Increase in USD:Euro FX Rate	Effect on profit before tax (+/-)
12/31/24	5.0%	$—	-5.0%	$—
12/31/23	5.0%	$—	-5.0%	$—
12/31/22	5.0%	$—	-5.0%	$—
The following table demonstrates the sensitivity of the Company’s profit before income tax (considering the impact of the outstanding floating rate borrowings at the end of the period) to reasonable changes in interest rates, with all other variables held constant:
25. Financial risk management objectives and policies (continued)

Year Ended	Interest Rate Increase	Effect on profit before tax (-/+)	Interest Rate Decrease	Effect on profit before tax (+/-)
12/31/24	1.0%	$133	(1.0)%	$(133)
12/31/23	1.0%	$403	(1.0)%	$(403)
12/31/22	1.0%	$700	(1.0)%	$(700)
The following table demonstrates the sensitivity of the Company’s OCI (considering the impact of the outstanding contracts at the end of the period) to reasonable changes in natural gas pricing, with all other variables held constant:

Year Ended	Decrease in NG contract price	Effect on OCI before tax (-/+)	Increase in NG contract price	Effect on OCI before tax (+/-)
12/31/24	$1.00	$—	$1.00	$—
12/31/23	$1.00	$390	$1.00	$(390)
12/31/22	$1.00	$2,940	$1.00	$(2,940)

Disclosure of Financial Assets
As of December 31, 2024 and 2023, the Company’s financial assets were classified as follows:

	2024		2023
	Assets at amortized cost	Assets at FVPL *	Assets at amortized cost	Assets at FVPL *

Financial Assets
Trade receivables, net	$48,119	$—	$55,873	$—
Other receivables, net	57,937	—	65,121	—
Non-current assets	—	10,076	—	5,547
Derivative financial instruments	—	709	—	7,386
Derivative credit support payments	4,389	—	11,470	—
Cash and cash equivalents	12,124	—	22,036	—
	$122,569	$10,785	$154,500	$12,933

Disclosure of Financial Liabilities
At December 31, 2024 and 2023, the Company’s financial liabilities were classified as follows:

	2024		2023
	Liabilities at amortized cost	Liabilities at FVPL *	Liabilities at amortized cost	Liabilities at FVPL *
Financial Liabilities
Accounts payable	$139,831	$—	$151,229	$—
Related party payables	8,727	—	11,467	—
Borrowings	391,830	—	343,932	—
Derivative financial instruments-economic hedges	—	9,432	—	10,512
Derivative credit support receipts	304	—	7,142	—
Other noncurrent liabilities	330	—	114	—
	$541,022	$9,432	$513,884	$10,512

*    “FVPL” Fair value through profit or loss
**     “FVOCI” Fair value through comprehensive income